UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21507

Wells Fargo Income Opportunities Fund

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: April 30

Registrant is making a filing for Wells Fargo Income Opportunities Fund.

Date of reporting period: January 31, 2018

ITEM 1. INVESTMENTS

Wells Fargo Income Opportunities Fund	Portfolio of investments — January 31, 2018 (unaudited)

Security name			Shares	Value
Common Stocks : 0.00%

Materials : 0.00%

Chemicals : 0.00%
LyondellBasell Industries NV Class A			7	$839

Total Common Stocks (Cost $606)				839

	Interest rate	Maturity date	Principal
Corporate Bonds and Notes : 115.24%

Consumer Discretionary : 25.12%

Auto Components : 2.52%
Allison Transmission Incorporated 144A	4.75%	10-1-2027	$1,695,000	1,686,525
Allison Transmission Incorporated 144A	5.00	10-1-2024	8,125,000	8,206,250
Cooper Tire & Rubber Company	7.63	3-15-2027	5,190,000	5,851,725
Cooper Tire & Rubber Company	8.00	12-15-2019	400,000	434,000

				16,178,500

Distributors : 0.39%
LKQ Corporation	4.75	5-15-2023	2,200,000	2,252,250
Spectrum Brands Incorporated	6.63	11-15-2022	250,000	259,063

				2,511,313

Diversified Consumer Services : 1.99%
Service Corporation International	4.63	12-15-2027	1,250,000	1,239,063
Service Corporation International	7.50	4-1-2027	8,109,000	9,649,710
Service Corporation International	8.00	11-15-2021	1,635,000	1,900,688

				12,789,461

Hotels, Restaurants & Leisure : 1.73%
Brinker International Incorporated 144A	5.00	10-1-2024	850,000	856,375
CCM Merger Incorporated 144A	6.00	3-15-2022	8,475,000	8,686,875
Pinnacle Entertainment Incorporated	5.63	5-1-2024	700,000	749,000
Speedway Motorsports Incorporated	5.13	2-1-2023	825,000	839,438

				11,131,688

Media : 12.80%
Altice US Finance I Corporation 144A	5.38	7-15-2023	2,270,000	2,323,913
Altice US Finance I Corporation 144A	5.50	5-15-2026	2,200,000	2,249,500
CCO Holdings LLC 144A	4.00	3-1-2023	175,000	171,883
CCO Holdings LLC 144A	5.00	2-1-2028	350,000	338,625
CCO Holdings LLC	5.13	2-15-2023	2,266,000	2,309,904
CCO Holdings LLC 144A	5.13	5-1-2023	2,965,000	3,022,447
CCO Holdings LLC 144A	5.13	5-1-2027	750,000	730,515
CCO Holdings LLC	5.25	9-30-2022	2,048,000	2,096,640
CCO Holdings LLC 144A	5.38	5-1-2025	7,195,000	7,302,925
CCO Holdings LLC 144A	5.50	5-1-2026	325,000	331,500
CCO Holdings LLC 144A	5.75	2-15-2026	5,675,000	5,873,625
CCO Holdings LLC 144A	5.88	4-1-2024	2,350,000	2,455,750
Cequel Communications Holdings I LLC 144A	7.75	7-15-2025	3,625,000	3,942,188
Cinemark USA Incorporated	4.88	6-1-2023	750,000	759,375
CSC Holdings LLC 144A	5.38	2-1-2028	1,125,000	1,122,188
CSC Holdings LLC	7.88	2-15-2018	1,525,000	1,525,000
CSC Holdings LLC	8.63	2-15-2019	635,000	669,925
E.W. Scripps Company 144A	5.13	5-15-2025	6,019,000	5,943,763
EMI Music Publishing Group 144A	7.63	6-15-2024	1,675,000	1,842,500
Gray Television Incorporated 144A	5.13	10-15-2024	2,400,000	2,412,000
Gray Television Incorporated 144A	5.88	7-15-2026	6,650,000	6,849,500
Lamar Media Corporation	5.38	1-15-2024	725,000	746,750
Lamar Media Corporation	5.88	2-1-2022	1,785,000	1,825,163

Portfolio of investments — January 31, 2018 (unaudited)	Wells Fargo Income Opportunities Fund

Security name	Interest rate	Maturity date	Principal	Value
Media (continued)
Lin Television Corporation	5.88%	11-15-2022	$425,000	$438,005
Live Nation Entertainment Incorporated 144A	4.88	11-1-2024	2,300,000	2,346,000
Live Nation Entertainment Incorporated 144A	5.38	6-15-2022	631,000	649,930
National CineMedia LLC	6.00	4-15-2022	7,000,000	7,096,250
Nexstar Broadcasting Group Incorporated 144A	5.63	8-1-2024	1,375,000	1,420,540
Nexstar Broadcasting Group Incorporated 144A	6.13	2-15-2022	2,815,000	2,899,450
Nielsen Finance LLC 144A	5.00	4-15-2022	1,945,000	1,976,606
Outfront Media Capital Corporation	5.25	2-15-2022	320,000	326,336
Outfront Media Capital Corporation	5.63	2-15-2024	735,000	752,456
Outfront Media Capital Corporation	5.88	3-15-2025	1,275,000	1,326,842
Salem Media Group Incorporated 144A	6.75	6-1-2024	6,225,000	6,084,938

				82,162,932

Specialty Retail : 5.06%
Asbury Automotive Group Incorporated	6.00	12-15-2024	7,200,000	7,488,000
Group 1 Automotive Incorporated	5.00	6-1-2022	2,259,000	2,322,930
Group 1 Automotive Incorporated 144A	5.25	12-15-2023	2,000,000	2,060,000
Lithia Motors Incorporated 144A	5.25	8-1-2025	6,825,000	7,029,750
Penske Auto Group Incorporated	3.75	8-15-2020	1,045,000	1,050,225
Penske Auto Group Incorporated	5.38	12-1-2024	5,398,000	5,451,980
Penske Auto Group Incorporated	5.75	10-1-2022	2,100,000	2,162,370
Sonic Automotive Incorporated	5.00	5-15-2023	3,200,000	3,112,000
Sonic Automotive Incorporated	6.13	3-15-2027	1,799,000	1,785,508

				32,462,763

Textiles, Apparel & Luxury Goods : 0.63%
The William Carter Company	5.25	8-15-2021	1,200,000	1,224,000
Wolverine World Wide Company 144A	5.00	9-1-2026	2,775,000	2,802,750

				4,026,750

Consumer Staples : 1.48%

Beverages : 0.18%
Cott Beverages Incorporated 144A	5.50	4-1-2025	1,125,000	1,146,094

Food Products : 1.04%
B&G Foods Incorporated	4.63	6-1-2021	670,000	673,350
B&G Foods Incorporated	5.25	4-1-2025	1,750,000	1,752,188
Darling Ingredients Incorporated	5.38	1-15-2022	295,000	302,006
Lamb Weston Holdings Incorporated 144A	4.63	11-1-2024	75,000	76,125
Lamb Weston Holdings Incorporated 144A	4.88	11-1-2026	75,000	76,500
Pilgrim’s Pride Corporation 144A	5.75	3-15-2025	2,360,000	2,383,600
Pilgrim’s Pride Corporation 144A	5.88	9-30-2027	400,000	401,000
Pinnacle Foods Incorporated	5.88	1-15-2024	100,000	105,881
Prestige Brands Incorporated 144A	6.38	3-1-2024	210,000	216,300
US Foods Incorporated 144A	5.88	6-15-2024	670,000	698,475

				6,685,425

Household Products : 0.26%
Central Garden & Pet Company	5.13	2-1-2028	400,000	398,000
Central Garden & Pet Company	6.13	11-15-2023	405,000	427,781
Spectrum Brands Incorporated	5.75	7-15-2025	775,000	815,688

				1,641,469

Energy : 30.56%

Energy Equipment & Services : 8.83%
Bristow Group Incorporated	6.25	10-15-2022	6,900,000	5,830,500
Diamond Offshore Drilling Incorporated	4.88	11-1-2043	2,875,000	2,199,375
Era Group Incorporated	7.75	12-15-2022	4,745,000	4,602,650
Hilcorp Energy Company 144A	5.00	12-1-2024	3,100,000	3,115,500
Hilcorp Energy Company 144A	5.75	10-1-2025	4,195,000	4,320,850

Wells Fargo Income Opportunities Fund	Portfolio of investments — January 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Energy Equipment & Services (continued)
Hornbeck Offshore Services Incorporated	1.50%	9-1-2019	$7,847,000	$5,883,751
Hornbeck Offshore Services Incorporated	5.00	3-1-2021	2,925,000	1,703,813
Hornbeck Offshore Services Incorporated	5.88	4-1-2020	4,562,000	3,216,210
NGPL PipeCo LLC 144A	4.38	8-15-2022	675,000	681,953
NGPL PipeCo LLC 144A	4.88	8-15-2027	1,050,000	1,078,875
NGPL PipeCo LLC 144A	7.77	12-15-2037	12,450,000	15,531,375
PHI Incorporated	5.25	3-15-2019	8,550,000	8,485,875

				56,650,727

Oil, Gas & Consumable Fuels : 21.73%
Andeavor Logistics LP	5.25	1-15-2025	1,150,000	1,206,293
Archrock Partners LP	6.00	10-1-2022	1,650,000	1,674,750
Carrizo Oil & Gas Incorporated	8.25	7-15-2025	1,600,000	1,764,000
Cheniere Energy Incorporated 144A	5.25	10-1-2025	8,900,000	9,066,875
Continental Resources Incorporated 144A	4.38	1-15-2028	500,000	498,200
Continental Resources Incorporated	3.80	6-1-2024	2,000,000	1,960,000
Continental Resources Incorporated	5.00	9-15-2022	1,325,000	1,341,563
DCP Midstream Operating LP	2.70	4-1-2019	1,425,000	1,419,656
Denbury Resources Incorporated	5.00	12-15-2023	1,088,000	919,492
Denbury Resources Incorporated	6.38	8-15-2021	6,205,000	5,243,225
Denbury Resources Incorporated 144A	9.25	3-31-2022	1,312,000	1,344,800
Enable Midstream Partner LP	2.40	5-15-2019	5,475,000	5,434,240
Enable Midstream Partner LP	3.90	5-15-2024	3,150,000	3,141,189
Enable Oklahoma Intrastate Transmission LLC 144A	6.25	3-15-2020	1,100,000	1,164,040
EnLink Midstream LLC	4.15	6-1-2025	5,000,000	5,008,954
EnLink Midstream LLC	4.40	4-1-2024	5,400,000	5,513,735
Exterran Partners LP	6.00	4-1-2021	7,750,000	7,846,875
Gulfport Energy Corporation	6.00	10-15-2024	1,625,000	1,637,188
Gulfport Energy Corporation	6.63	5-1-2023	2,900,000	2,987,000
Kinder Morgan Incorporated	6.50	9-15-2020	1,155,000	1,254,057
Kinder Morgan Incorporated	7.42	2-15-2037	1,820,000	2,200,691
Matador Resources Company	6.88	4-15-2023	700,000	736,750
Murphy Oil Corporation	4.45	12-1-2022	3,200,000	3,212,000
Murphy Oil Corporation	5.75	8-15-2025	360,000	369,000
Murphy Oil Corporation	6.88	8-15-2024	1,425,000	1,522,128
Nabors Industries Limited	0.75	1-15-2024	2,850,000	2,290,830
Overseas Shipholding Group Incorporated	8.13	3-30-2018	3,975,000	3,994,875
PDC Energy Incorporated	6.13	9-15-2024	950,000	988,000
Rockies Express Pipeline LLC 144A	5.63	4-15-2020	7,320,000	7,686,000
Rockies Express Pipeline LLC 144A	6.88	4-15-2040	5,300,000	6,207,625
Rockies Express Pipeline LLC 144A	7.50	7-15-2038	1,150,000	1,374,250
Rose Rock Midstream LP	5.63	7-15-2022	2,450,000	2,474,500
Rose Rock Midstream LP	5.63	11-15-2023	1,775,000	1,750,594
Sabine Pass Liquefaction LLC	5.63	2-1-2021	2,275,000	2,424,712
Sabine Pass Liquefaction LLC	5.63	4-15-2023	2,820,000	3,072,648
Sabine Pass Liquefaction LLC	5.63	3-1-2025	740,000	808,948
Sabine Pass Liquefaction LLC	5.75	5-15-2024	2,300,000	2,521,344
Sabine Pass Liquefaction LLC	6.25	3-15-2022	3,415,000	3,766,960
SemGroup Corporation 144A	6.38	3-15-2025	5,725,000	5,739,313
SemGroup Corporation 144A	7.25	3-15-2026	2,869,000	2,969,415
Southern Star Central Corporation 144A	5.13	7-15-2022	1,508,000	1,553,240
Southwestern Energy Company	4.10	3-15-2022	815,000	802,775
Southwestern Energy Company	6.70	1-23-2025	75,000	76,313
Southwestern Energy Company	7.50	4-1-2026	750,000	784,688
Southwestern Energy Company	7.75	10-1-2027	750,000	778,125
Summit Midstream Holdings LLC	5.75	4-15-2025	400,000	403,000
Tallgrass Energy Partners LP 144A	5.50	9-15-2024	12,825,000	13,145,625
Tesoro Logistics LP	6.38	5-1-2024	725,000	785,719
Ultra Resources Incorporated 144A	6.88	4-15-2022	1,225,000	1,225,000
Ultra Resources Incorporated 144A	7.13	4-15-2025	2,700,000	2,696,625
Western Gas Partners LP	4.00	7-1-2022	300,000	303,720
Western Gas Partners LP	5.38	6-1-2021	375,000	395,476

				139,487,021

Portfolio of investments — January 31, 2018 (unaudited)	Wells Fargo Income Opportunities Fund

Security name	Interest rate	Maturity date	Principal	Value
Financials : 9.01%

Consumer Finance : 3.57%
Ally Financial Incorporated	7.50%	9-15-2020	$300,000	$330,000
Ally Financial Incorporated	8.00	12-31-2018	1,300,000	1,353,625
Ally Financial Incorporated	8.00	3-15-2020	3,016,000	3,288,948
FirstCash Incorporated 144A	5.38	6-1-2024	1,625,000	1,702,188
Navient Corporation	8.00	3-25-2020	2,725,000	2,945,589
Navient Corporation	8.45	6-15-2018	3,110,000	3,172,200
OneMain Financial Group LLC 144A	7.25	12-15-2021	6,900,000	7,141,500
Springleaf Finance Corporation	6.00	6-1-2020	1,375,000	1,423,125
Springleaf Finance Corporation	8.25	12-15-2020	75,000	82,688
Springleaf Finance Corporation	8.25	10-1-2023	1,342,000	1,476,200

				22,916,063

Diversified Financial Services : 3.29%
Infinity Acquisition LLC 144A	7.25	8-1-2022	1,590,000	1,593,975
LPL Holdings Incorporated 144A	5.75	9-15-2025	16,500,000	16,835,115
Tempo Acquisition LLC 144A	6.75	6-1-2025	1,700,000	1,734,000
Vantiv LLC 144A	4.38	11-15-2025	975,000	967,688

				21,130,778

Insurance : 2.15%
Hub Holdings LLC (PIK at 8.88%) 144A¥	8.13	7-15-2019	3,405,000	3,405,000
Hub International Limited 144A	7.88	10-1-2021	7,300,000	7,592,000
USIS Merger Subordinate Incorporated 144A	6.88	5-1-2025	2,700,000	2,781,000

				13,778,000

Health Care : 10.43%

Health Care Equipment & Supplies : 3.11%
Community Health Systems Incorporated	5.13	8-1-2021	3,925,000	3,660,063
Hill-Rom Holdings Incorporated 144A	5.00	2-15-2025	975,000	989,625
Hill-Rom Holdings Incorporated 144A	5.75	9-1-2023	325,000	338,406
Hologic Incorporated 144A	4.63	2-1-2028	475,000	475,000
Hologic Incorporated 144A	4.38	10-15-2025	4,525,000	4,525,000
Hologic Incorporated 144A	5.25	7-15-2022	1,500,000	1,557,150
Kinetics Concepts Incorporated 144A	7.88	2-15-2021	4,000,000	4,150,000
Surgery Center Holdings Incorporated 144A	6.75	7-1-2025	1,000,000	963,750
Surgery Center Holdings Incorporated 144A	8.88	4-15-2021	3,150,000	3,287,813

				19,946,807

Health Care Providers & Services : 6.18%
Acadia Healthcare Company Incorporated	6.50	3-1-2024	310,000	323,950
HCA Incorporated	5.88	3-15-2022	750,000	807,188
HCA Incorporated	6.50	2-15-2020	6,525,000	6,957,281
HealthSouth Corporation	5.75	9-15-2025	1,725,000	1,783,219
Mednax Incorporated 144A	5.25	12-1-2023	1,075,000	1,097,844
MPH Acquisition Holdings LLC 144A	7.13	6-1-2024	5,765,000	6,190,169
MPT Operating Partnership LP	5.00	10-15-2027	2,275,000	2,252,705
MPT Operating Partnership LP	5.25	8-1-2026	2,500,000	2,575,000
MPT Operating Partnership LP	6.38	3-1-2024	170,000	181,220
Polaris Intermediate Corporation 144A	8.50	12-1-2022	1,200,000	1,249,500
Select Medical Corporation	6.38	6-1-2021	6,730,000	6,881,425
Tenet Healthcare Corporation 144A	4.63	7-15-2024	614,000	603,255
Tenet Healthcare Corporation	6.00	10-1-2020	575,000	602,675
Vizient Incorporated 144A	10.38	3-1-2024	7,235,000	8,157,463

				39,662,894

Health Care Technology : 1.14%
Change Healthcare Holdings Incorporated 144A	5.75	3-1-2025	5,454,000	5,549,445
Quintiles IMS Holdings Incorporated 144A	4.88	5-15-2023	1,375,000	1,423,125

Wells Fargo Income Opportunities Fund	Portfolio of investments — January 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Health Care Technology (continued)
Quintiles IMS Holdings Incorporated 144A	5.00%	10-15-2026	$375,000	$382,031

				7,354,601

Industrials : 5.61%

Aerospace & Defense : 0.06%
RBS Global & Rexnord LLC 144A	4.88	12-15-2025	400,000	405,000

Airlines : 0.38%
Aviation Capital Group Corporation 144A	6.75	4-6-2021	2,190,000	2,428,749

Commercial Services & Supplies : 5.01%
Acco Brands Corporation 144A	5.25	12-15-2024	725,000	740,406
Advanced Disposal Services Incorporated 144A	5.63	11-15-2024	5,900,000	6,091,750
Aramark Services Incorporated 144A	5.00	2-1-2028	450,000	456,469
Aramark Services Incorporated	5.13	1-15-2024	1,245,000	1,283,906
Covanta Holding Corporation	5.88	3-1-2024	5,393,000	5,473,895
Covanta Holding Corporation	5.88	7-1-2025	1,500,000	1,526,250
Covanta Holding Corporation	6.38	10-1-2022	3,205,000	3,281,119
KAR Auction Services Incorporated 144A	5.13	6-1-2025	11,725,000	11,886,219
Waste Pro USA Incorporated 144A%%	5.50	2-15-2026	725,000	737,688
Wrangler Buyer Corporation 144A	6.00	10-1-2025	650,000	671,125

				32,148,827

Trading Companies & Distributors : 0.16%
International Lease Finance Corporation 144A	7.13	9-1-2018	1,015,000	1,041,841

Information Technology : 11.95%

Communications Equipment : 0.25%
CommScope Technologies Finance LLC 144A	6.00	6-15-2025	1,550,000	1,630,895

Electronic Equipment, Instruments & Components : 2.13%
Jabil Circuit Incorporated	8.25	3-15-2018	13,532,000	13,657,848

Internet Software & Services : 1.64%
Infor Software Parent LLC (PIK at 7.88%) 144A¥	7.13	5-1-2021	1,260,000	1,285,200
Infor U.S. Incorporated	6.50	5-15-2022	875,000	902,344
Zayo Group LLC 144A	5.75	1-15-2027	1,975,000	2,007,193
Zayo Group LLC	6.00	4-1-2023	620,000	648,675
Zayo Group LLC	6.38	5-15-2025	5,396,000	5,659,055

				10,502,467

IT Services : 3.02%
Cardtronics Incorporated	5.13	8-1-2022	3,375,000	3,265,313
Cardtronics Incorporated 144A	5.50	5-1-2025	2,400,000	2,226,000
First Data Corporation 144A	5.00	1-15-2024	2,325,000	2,386,031
First Data Corporation 144A	5.38	8-15-2023	550,000	567,188
First Data Corporation 144A	5.75	1-15-2024	2,095,000	2,165,057
First Data Corporation 144A	7.00	12-1-2023	3,550,000	3,738,612
Gartner Incorporated 144A	5.13	4-1-2025	4,825,000	5,016,553

				19,364,754

Semiconductors & Semiconductor Equipment : 0.32%
Micron Technology Incorporated 144A	5.25	1-15-2024	1,325,000	1,378,000
Micron Technology Incorporated	5.50	2-1-2025	659,000	691,126

				2,069,126

Software : 0.52%
CDK Global Incorporated 144A	4.88	6-1-2027	425,000	425,680
CDK Global Incorporated	5.00	10-15-2024	1,050,000	1,081,500

Portfolio of investments — January 31, 2018 (unaudited)	Wells Fargo Income Opportunities Fund

Security name	Interest rate	Maturity date	Principal	Value
Software (continued)
SS&C Technologies Incorporated	5.88%	7-15-2023	$1,430,000	$1,499,713
Symantec Corporation 144A	5.00	4-15-2025	350,000	356,940

				3,363,833

Technology Hardware, Storage & Peripherals : 4.07%
Dell International LLC 144A	5.88	6-15-2021	5,125,000	5,307,604
Diamond 1 Finance Corporation 144A	4.42	6-15-2021	250,000	258,954
Diamond 1 Finance Corporation 144A	7.13	6-15-2024	8,825,000	9,641,313
NCR Corporation	5.88	12-15-2021	380,000	389,975
NCR Corporation	6.38	12-15-2023	10,038,000	10,539,900

				26,137,746

Materials : 3.47%

Chemicals : 0.18%
Celanese U.S. Holdings LLC	5.88	6-15-2021	440,000	476,707
Valvoline Incorporated	5.50	7-15-2024	625,000	657,813

				1,134,520

Containers & Packaging : 3.29%
Ball Corporation	5.25	7-1-2025	630,000	667,013
Berry Plastics Corporation	5.13	7-15-2023	700,000	726,635
Berry Plastics Corporation	6.00	10-15-2022	575,000	599,438
Crown Americas LLC 144A	4.75	2-1-2026	1,650,000	1,662,375
Crown Cork & Seal Company Incorporated	7.38	12-15-2026	2,910,000	3,353,775
Owens-Brockway Glass Container Incorporated 144A	5.88	8-15-2023	1,300,000	1,381,250
Owens-Illinois Incorporated 144A	5.38	1-15-2025	925,000	971,250
Owens-Illinois Incorporated 144A	6.38	8-15-2025	7,500,000	8,287,500
Sealed Air Corporation 144A	5.13	12-1-2024	2,350,000	2,485,125
Silgan Holdings Incorporated	5.00	4-1-2020	784,000	785,960
Silgan Holdings Incorporated	5.50	2-1-2022	225,000	229,500

				21,149,821

Metals & Mining : 0.00%
Indalex Holdings Corporation †(a)	11.50	2-1-2020	5,985,000	0

Real Estate : 7.24%

Equity REITs : 7.24%
CoreCivic Incorporated	4.63	5-1-2023	800,000	816,000
CoreCivic Incorporated	5.00	10-15-2022	2,175,000	2,262,000
Crown Castle International Corporation	4.88	4-15-2022	760,000	806,870
Crown Castle International Corporation	5.25	1-15-2023	4,385,000	4,742,910
Equinix Incorporated	5.75	1-1-2025	2,300,000	2,426,500
Equinix Incorporated	5.88	1-15-2026	2,350,000	2,496,875
ESH Hospitality Incorporated 144A	5.25	5-1-2025	7,800,000	7,858,500
Iron Mountain Incorporated 144A	5.25	3-15-2028	1,325,000	1,288,563
Iron Mountain Incorporated 144A	4.38	6-1-2021	2,500,000	2,537,500
Iron Mountain Incorporated 144A	5.38	6-1-2026	2,175,000	2,175,000
Iron Mountain Incorporated	6.00	8-15-2023	5,185,000	5,411,844
MGM Growth Properties LLC 144A	4.50	1-15-2028	775,000	756,109
Sabra Health Care REIT Incorporated	5.38	6-1-2023	2,100,000	2,147,250
Sabra Health Care REIT Incorporated	5.50	2-1-2021	2,285,000	2,344,981
The Geo Group Incorporated	5.13	4-1-2023	1,586,000	1,597,895
The Geo Group Incorporated	5.88	1-15-2022	2,595,000	2,663,119
The Geo Group Incorporated	5.88	10-15-2024	2,925,000	3,005,438
The Geo Group Incorporated	6.00	4-15-2026	1,110,000	1,132,200

				46,469,554

Wells Fargo Income Opportunities Fund	Portfolio of investments — January 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Telecommunication Services : 4.79%

Diversified Telecommunication Services : 2.12%
GCI Incorporated	6.75%	6-1-2021	$2,625,000	$2,680,781
Level 3 Financing Incorporated	5.13	5-1-2023	1,595,000	1,598,988
Level 3 Financing Incorporated	5.25	3-15-2026	1,050,000	1,030,313
Level 3 Financing Incorporated	5.38	8-15-2022	2,545,000	2,583,175
Level 3 Financing Incorporated	5.38	1-15-2024	1,125,000	1,119,375
Level 3 Financing Incorporated	5.38	5-1-2025	1,595,000	1,598,142
Level 3 Financing Incorporated	5.63	2-1-2023	1,275,000	1,290,938
Level 3 Financing Incorporated	6.13	1-15-2021	1,690,000	1,715,350

				13,617,062

Wireless Telecommunication Services : 2.67%
SBA Communications Corporation 144A	4.00	10-1-2022	250,000	246,250
SBA Communications Corporation	4.88	7-15-2022	1,485,000	1,520,269
Sprint Capital Corporation	6.88	11-15-2028	2,600,000	2,687,750
Sprint Capital Corporation	7.63	2-15-2025	2,625,000	2,723,438
Sprint Communications Incorporated	7.00	8-15-2020	380,000	401,060
T-Mobile USA Incorporated	4.00	4-15-2022	1,075,000	1,095,828
T-Mobile USA Incorporated	4.50	2-1-2026	225,000	226,157
T-Mobile USA Incorporated	4.75	2-1-2028	225,000	225,844
T-Mobile USA Incorporated	5.13	4-15-2025	725,000	748,563
T-Mobile USA Incorporated	5.38	4-15-2027	350,000	367,500
T-Mobile USA Incorporated	6.00	3-1-2023	500,000	523,325
T-Mobile USA Incorporated	6.00	4-15-2024	275,000	291,844
T-Mobile USA Incorporated	6.38	3-1-2025	2,800,000	2,978,500
T-Mobile USA Incorporated	6.50	1-15-2024	140,000	148,757
T-Mobile USA Incorporated	6.63	4-1-2023	1,050,000	1,091,265
T-Mobile USA Incorporated	6.84	4-28-2023	1,765,000	1,842,131

				17,118,481

Utilities : 5.58%

Electric Utilities : 0.05%
NextEra Energy Incorporated 144A	4.25	9-15-2024	350,000	351,750

Gas Utilities : 0.36%
AmeriGas Partners LP	5.75	5-20-2027	2,250,000	2,303,438

Independent Power & Renewable Electricity Producers : 5.17%
NSG Holdings LLC 144A	7.75	12-15-2025	7,913,194	8,704,513
Pattern Energy Group Incorporated 144A	5.88	2-1-2024	11,168,000	11,754,320
TerraForm Power Operating LLC 144A	4.25	1-31-2023	7,625,000	7,548,750
TerraForm Power Operating LLC 144A	5.00	1-31-2028	1,275,000	1,257,469
TerraForm Power Operating LLC 144A	6.63	6-15-2025	3,600,000	3,928,500

				33,193,552

Total Corporate Bonds and Notes (Cost $719,375,549)				739,752,550

Loans : 5.49%

Consumer Discretionary : 2.31%

Auto Components : 0.53%
Federal-Mogul Corporation (1 Month LIBOR +3.75%) ±	5.31	4-15-2021	3,408,159	3,434,266

Hotels, Restaurants & Leisure : 1.78%
CCM Merger Incorporated (1 Month LIBOR +2.75%) ±‡	4.32	8-8-2021	829,672	836,417
Montreign Operating Company LLC (1 Month LIBOR +8.25%) ±‡	9.82	12-7-2022	10,425,000	10,568,344

				11,404,761

Portfolio of investments — January 31, 2018 (unaudited)	Wells Fargo Income Opportunities Fund

Security name	Interest rate	Maturity date	Principal	Value
Energy : 0.52%

Energy Equipment & Services : 0.08%
Panda Hummel Station (1 Month LIBOR +6.00%) ±‡	7.57%	10-27-2022	$533,917	$519,234

Oil, Gas & Consumable Fuels : 0.44%
Chesapeake Energy Corporation (3 Month LIBOR +7.50%) ±	8.95	8-23-2021	725,000	775,301
Ultra Resources Incorporated (3 Month LIBOR +3.00%) ±	4.41	4-12-2024	2,025,000	2,032,594

				2,807,895

Financials : 0.33%

Diversified Financial Services : 0.33%
Resolute Investment Managers Incorporated (3 Month LIBOR +7.50%) ±‡	9.27	4-30-2023	2,110,000	2,139,013

Health Care : 0.32%

Health Care Providers & Services : 0.03%
Press Ganey Holdings Incorporated (1 Month LIBOR +6.50%) ±‡	8.07	10-21-2024	168,330	170,855

Health Care Technology : 0.29%
Emerald BidCo Incorporated (1 Month LIBOR +3.00%) ±	4.57	10-21-2023	1,845,340	1,863,793

Industrials : 0.43%

Commercial Services & Supplies : 0.43%
Advantage Sales & Marketing LLC (3 Month LIBOR +6.50%) ±	8.27	7-25-2022	2,025,000	1,889,163
WASH Multifamily Laundry Systems LLC 2015 Term Loan B (1 Month LIBOR +3.25%) ±‡	4.82	5-14-2022	564,192	567,013
WASH Multifamily Laundry Systems LLC 1st Lien Term (1 Month LIBOR +3.25%) ±‡	4.82	5-14-2022	98,807	99,301
WASH Multifamily Laundry Systems LLC 2nd Lien Term (1 Month LIBOR +7.00%) ±‡	8.57	5-12-2023	29,808	29,361
WASH Multifamily Laundry Systems LLC 2nd Lien Term (1 Month LIBOR +7.00%) ±‡	8.57	5-14-2023	170,192	167,639

				2,752,477

Information Technology : 1.23%

Internet Software & Services : 1.23%
Ancestry.com Incorporated (1 Month LIBOR +3.25%) ±	4.83	10-19-2023	7,810,875	7,864,614

Real Estate : 0.21%

Real Estate Management & Development : 0.21%
Capital Automotive LP (1 Month LIBOR +6.00%) ±	7.58	3-24-2025	1,328,633	1,355,206

Utilities : 0.14%

Independent Power & Renewable Electricity Producers : 0.14%
Vistra Energy Corporation (1 Month LIBOR +2.25%) ±	4.31	12-14-2023	915,750	920,906

Total Loans (Cost $34,865,238)				35,233,020

		Expiration date	Shares
Rights : 0.07%

Utilities : 0.07%

Independent Power & Renewable Electricity Producers : 0.07%
Vistra Energy Corporation †		12-14-2023	559,650	419,738

Total Rights (Cost $582,794)				419,738

Wells Fargo Income Opportunities Fund	Portfolio of investments — January 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Yankee Corporate Bonds and Notes : 11.53%

Energy : 3.34%

Energy Equipment & Services : 0.84%
Ensco plc	5.75%	10-1-2044	$7,377,000	$5,265,334
Trinidad Drilling Limited 144A	6.63	2-15-2025	100,000	98,000

				5,363,334

Oil, Gas & Consumable Fuels : 2.50%
Baytex Energy Corporation 144A	5.13	6-1-2021	3,600,000	3,483,000
Baytex Energy Corporation 144A	5.63	6-1-2024	1,909,000	1,789,688
Griffin Coal Mining Company Limited 144A(a)(p)†‡	9.50	12-1-2016	2,119,383	8,478
Griffin Coal Mining Company Limited (a)(p)†‡	9.50	12-1-2016	290,088	1,160
Teekay Corporation	8.50	1-15-2020	10,333,000	10,752,520

				16,034,846

Financials : 0.55%

Banks : 0.55%
Nielsen Holding and Finance BV 144A	5.00	2-1-2025	2,775,000	2,802,750
Nielsen Holding and Finance BV 144A	5.50	10-1-2021	700,000	717,500
Preferred Term Securities XII Limited (a)†	0.00	12-24-2033	1,540,000	0

				3,520,250

Health Care : 2.46%

Pharmaceuticals : 2.46%
Endo Finance LLC 144A	5.88	10-15-2024	400,000	406,000
Valeant Pharmaceuticals International Incorporated 144A	5.50	3-1-2023	3,825,000	3,434,391
Valeant Pharmaceuticals International Incorporated 144A	5.50	11-1-2025	925,000	934,713
Valeant Pharmaceuticals International Incorporated 144A	5.88	5-15-2023	3,600,000	3,250,800
Valeant Pharmaceuticals International Incorporated 144A	6.13	4-15-2025	3,550,000	3,177,960
Valeant Pharmaceuticals International Incorporated 144A	6.50	3-15-2022	525,000	550,095
Valeant Pharmaceuticals International Incorporated 144A	6.75	8-15-2021	700,000	693,000
Valeant Pharmaceuticals International Incorporated 144A	7.00	3-15-2024	975,000	1,036,854
Valeant Pharmaceuticals International Incorporated 144A	7.50	7-15-2021	1,266,000	1,270,748
Valeant Pharmaceuticals International Incorporated 144A	9.00	12-15-2025	1,025,000	1,052,870

				15,807,431

Industrials : 2.24%

Commercial Services & Supplies : 1.66%
GFL Environmental Incorporated 144A	5.63	5-1-2022	925,000	957,375
GFL Environmental Incorporated 144A	9.88	2-1-2021	1,050,000	1,106,438
Ritchie Brothers Auctioneers Incorporated 144A	5.38	1-15-2025	8,400,000	8,631,000

				10,694,813

Machinery : 0.33%
Sensata Technologies BV 144A	5.00	10-1-2025	760,000	788,500
Sensata Technologies BV 144A	6.25	2-15-2026	1,225,000	1,316,875

				2,105,375

Professional Services : 0.25%
IHS Markit Limited 144A	4.75	2-15-2025	1,400,000	1,456,000
IHS Markit Limited 144A	5.00	11-1-2022	125,000	132,188

				1,588,188

Portfolio of investments — January 31, 2018 (unaudited)	Wells Fargo Income Opportunities Fund

Security name		Interest rate	Maturity date	Principal	Value
Materials : 1.14%

Containers & Packaging : 1.01%
Ardagh Packaging Finance plc 144A		4.25%	9-15-2022	$600,000	$603,462
Ardagh Packaging Finance plc 144A		4.63	5-15-2023	275,000	277,750
Ardagh Packaging Finance plc 144A		6.00	2-15-2025	3,000,000	3,097,500
Ardagh Packaging Finance plc 144A		7.25	5-15-2024	1,300,000	1,397,110
OI European Group BV 144A		4.00	3-15-2023	1,075,000	1,066,266

					6,442,088

Metals & Mining : 0.13%
ArcelorMittal SA		6.13	6-1-2025	450,000	511,875
Novelis Corporation 144A		6.25	8-15-2024	325,000	340,438

					852,313

Telecommunication Services : 1.80%

Diversified Telecommunication Services : 1.80%
Intelsat Jackson Holdings SA		5.50	8-1-2023	11,740,000	9,215,900
Intelsat Luxembourg SA		7.75	6-1-2021	3,825,000	1,729,632
Virgin Media Finance plc 144A		6.38	4-15-2023	605,000	623,150

					11,568,682

Total Yankee Corporate Bonds and Notes (Cost $78,850,959)					73,977,320

		Yield		Shares
Short-Term Investments : 2.35%

Investment Companies : 2.35%
Wells Fargo Government Money Market Fund Select Class (l)(u)##		1.24		15,104,149	15,104,149

Total Short-Term Investments (Cost $15,104,149)					15,104,149

Total investments in securities (Cost $848,779,295)	134.68%				864,487,616
Other assets and liabilities, net	(34.68)				(222,582,183)

Total net assets	100.00%				$641,905,433

144A The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

¥    A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

%% The security is issued on a when-issued basis.
† Non-income-earning security
(a) The security is fair valued in accordance with procedures approved by the Board of Trustees.
± Variable rate investment. The rate shown is the rate in effect at period end.
‡ Security is valued using significant unobservable inputs.
(p) Issuer is undergoing bankruptcy proceedings.
(l) The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u) The rate represents the 7-day annualized yield at period end.
## All or a portion of this security is segregated for when-issued securities.

Abbreviations:

LIBOR	LondonInterbank Offered Rate
LLC	Limitedliability company
LP	Limitedpartnership
plc	Publiclimited company
REIT	Realestate investment trust

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	47,815,404	152,372,379	185,083,634	15,104,149	$15,104,149	2.35%

Wells Fargo Income Opportunities Fund (the “Fund”)

Notes to Portfolio of investments – January 31, 2018 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee of Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Loans

The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in :
Common stocks
Materials	$839	$0	$0	$839
Corporate bonds and notes	0	739,752,550	0	739,752,550
Loans	0	20,135,843	15,097,177	35,233,020
Rights
Utilities	0	419,738	0	419,738
Yankee corporate bonds and notes	0	73,967,682	9,638	73,977,320
Short-term investments
Investment companies	15,104,149	0	0	15,104,149

Total assets	$15,104,988	$834,275,813	$15,106,815	$864,487,616

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At January 31, 2018, the Fund did not have any transfers between Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Loans	Yankee corporate bonds and notes	Total
Balance as of April 30, 2017	$11,209,715	$9,638	$11,219,353
Accrued discounts (premiums)	18,490	0	18,490
Realized gains (losses)	(5,239)	0	(5,239)
Change in unrealized gains (losses)	52,370	0	52,370
Purchases	6,446,488	0	6,446,488
Sales	(1,428,470)	0	(1,428,470)
Transfers into Level 3	836,417	0	836,417
Transfers out of Level 3	(2,032,594)	0	(2,032,594)

Balance as of January 31, 2018	$15,097,177	$9,638	$15,106,815

Change in unrealized gains (losses) relating to securities still held at January 31, 2018	$38,248	$0	$38,248

The loan obligations in the Level 3 table were valued using indicative broker quotes. These indicative broker quotes are considered Level 3 inputs. Quantitative unobservable inputs used by the brokers are often proprietary and not provided to the Fund and therefore the disclosure that would address these inputs is not included above.

The yankee corporate bonds and notes obligations in the Level 3 table represents two positions which were valued based on an analysis of the expected final distribution available to bondholders from asset sales.

ITEM 2. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Income Opportunities Fund (the “Fund”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Fund’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Income Opportunities Fund

By:	/s/ Andrew Owen
Andrew Owen
President

Date:	March 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Wells Fargo Income Opportunities Fund

By:	/s/ Andrew Owen
Andrew Owen
President

Date:	March 27, 2018

By:	/s/ Jeremy DePalma
Jeremy DePalma
Treasurer

Date:	March 27, 2018